Equity (Details) - Schedule of warrants fair value was calculated using the Black-Scholes OPM - $ / shares	7 Months Ended
	Dec. 31, 2022	Jun. 01, 2022
Schedule of warrants fair value was calculated using the Black-Scholes OPM [Abstract]
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	72.00%	72.00%
Risk-free interest rate (%)	3.97%	2.74%
Underlying share price ($)	$ 0.756	$ 287
Exercise price ($)	2.63	2.63
Warrants fair value ($)	$ 2,396	$ 10,209